Loan Servicing (Detail Textuals) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Transfers and Servicing [Abstract]
Unpaid principal balance of mortgage loans serviced for others	$ 127,961,143	$ 130,505,264